Commitments and contingencies - Open tax procedures SUNAT (Details) - SUNAT.	Jul. 30, 2021 PEN (S/)	Jul. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Apr. 01, 2021	Mar. 31, 2021	Jan. 05, 2021 PEN (S/) installment	Jan. 05, 2021 USD ($)
Disclosure of Commitments and contingencies [Line Items]
Number of equal monthly payments						66
Tax assessment value						S/ 1,505,948,000	$ 376,675,000
Percentage over the letters of guarantee amount						5.00%
Letters of guarantee outstanding, amount						S/ 1,580,126,000	$ 395,229,000
Monthly interest rate (in percent)				0.72%	0.80%
Year 2007 and 2008
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	S/ 1,584,227,000	$ 398,548,000
Amount of tax liability interest paid	78,279,000	19,693,000
Year 2009 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	193,398,000	48,654,000
Amount of tax liability interest paid	8,477,000	2,133,000
Year 2010 [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of tax liability paid	356,691,000		$ 89,733,000
Amount of tax liability interest paid	S/ 16,762,000	$ 4,217,000